Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M. Gershkow

Partner

jgershkow@stradley.com

212.404.0654

1933 Act Rule 497(j)

1933 Act File No. 033-47287

1940 Act File No. 811-06637

November 1, 2023

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	The UBS Funds (the “Trust”)

File Nos. 033-47287 and 811-06637

Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 159/160 to the Registration Statement of the Trust, which was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on October 26, 2023, pursuant to Rule 485(b) under the 1933 Act.

Please direct questions or comments relating to the filing to me at the above-referenced telephone number or, in my absence, to Jana L. Cresswell at (215) 564-8048.

Very truly yours,

/s/ Jamie M. Gershkow
Jamie M. Gershkow

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